Net Income (Loss) Per Share - Schedule of Diluted Net Loss per Ordinary Share Effect Anti-Dilutive (Details) - Ordinary Shares [Member] - shares	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Schedule of Diluted Net Loss per Ordinary Share Effect Anti-Dilutive [Line Items]
Anti-dilutive shares	20,541,872	50,779,628	20,541,872	50,779,628
Options [Member]
Schedule of Diluted Net Loss per Ordinary Share Effect Anti-Dilutive [Line Items]
Anti-dilutive shares		33,057,765		33,057,765
RSUs [Member]
Schedule of Diluted Net Loss per Ordinary Share Effect Anti-Dilutive [Line Items]
Anti-dilutive shares	10,866,488	8,046,477	10,866,488	8,046,477
Public Warrants [Member]
Schedule of Diluted Net Loss per Ordinary Share Effect Anti-Dilutive [Line Items]
Anti-dilutive shares	9,675,384	9,675,386	9,675,384	9,675,386